CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
NON-CURRENTS ASSETS
Property and equipment	¥ 1,962,781	¥ 1,894,925
Goodwill	6,056,253
Intangible assets	2,584,893	1,092,913
Right-of-use assets	1,773,007
Deferred tax assets	59,001
Restricted cash	350
Other non-current assets	106,121
Total non-current assets	12,542,406
CURRENT ASSETS
Inventories	56,592
Trade receivables	215,376
Amounts due from related parties	66,923
Prepayments and other current assets	38,323
Restricted cash	376,715
Total current assets	2,107,229
Total assets	14,649,635
CURRENT LIABILITIES
Trade payables	99,082
Contract liabilities	270,196
Accrued expenses and other current liabilities	882,158
Amounts due to related parties	4,045
Tax payable	15,278
Lease liabilities	90,521
Interest-bearing bank borrowings	400,325
Total current liabilities	1,761,605
NET CURRENT ASSETS/(LIABILITIES)	345,624
TOTAL ASSETS LESS CURRENT LIABILITIES	12,888,030
NON-CURRENT LIABILITIES
Interest-bearing bank borrowings	2,060,933
Contract liabilities	67,873
Deferred tax liabilities	681,715
Lease liabilities	1,661,182
Other non-current liabilities	9,358
Total non-current liabilities	4,481,061
Net assets	8,406,969
Equity attributable to equity holders of the parent
Capital surplus	8,430,405
Foreign currency translation reserves	6,302
Accumulated deficit	(265,618)
Equity attributable to equity holders of the parent	8,171,180
Non-controlling interests	235,789
Total equity	8,406,969
Predecessor
NON-CURRENTS ASSETS
Property and equipment		1,894,925
Goodwill		1,121,138
Intangible assets		1,092,913
Deferred tax assets		55,732
Restricted cash		350
Other non-current assets		77,444
Total non-current assets		4,242,502
CURRENT ASSETS
Inventories		57,310
Trade receivables		181,127
Amounts due from related parties		32,670
Prepayments and other current assets		35,968
Restricted cash		26,272
Total current assets		929,960
Total assets		5,172,462
CURRENT LIABILITIES
Trade payables		76,107
Contract liabilities		262,733
Accrued expenses and other current liabilities		750,230
Amounts due to related parties		2,541
Tax payable		21,194
Interest-bearing bank borrowings		20,205
Total current liabilities		1,133,010
NET CURRENT ASSETS/(LIABILITIES)		(203,050)
TOTAL ASSETS LESS CURRENT LIABILITIES		4,039,452
NON-CURRENT LIABILITIES
Interest-bearing bank borrowings		387,387
Contract liabilities		39,086
Deferred tax liabilities		264,698
Other non-current liabilities		8,633
Total non-current liabilities		699,804
Net assets		3,339,648
Equity attributable to equity holders of the parent
Predecessor limited partnership interests (US$1.00 par value; 24,444,862 units issued, fully paid and outstanding at 31 December 2018)		150,550
Capital surplus		3,485,320
Foreign currency translation reserves		68,397
Accumulated deficit		(396,235)
Equity attributable to equity holders of the parent		3,308,032
Non-controlling interests		31,616
Total equity	3,344,122	3,339,648
Preference shares
Equity attributable to equity holders of the parent
Successor shares
Preference shares | Predecessor
Equity attributable to equity holders of the parent
Successor shares
Ordinary shares
Equity attributable to equity holders of the parent
Successor shares	¥ 91